Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2020	€ 838,711	€ 7,217	€ 1,728,747	€ 0	€ (76)	€ 133,101	€ (1,030,278)
Net profit / (loss) for the period	(277,515)						(277,515)
Other comprehensive income / (loss), net of tax	2,781				2,781		0
Total comprehensive income / (loss)	(274,734)			0	2,781		(277,515)
Share-based payment (Note 7)	52,684					52,684
Capital increase	397,068	421	396,647
Cost of Capital increase	(20,167)		(20,167)
Equity at Sep. 30, 2021	993,562	7,638	2,105,227	0	2,705	185,785	(1,307,793)
Equity at Dec. 31, 2021	883,635	7,646	2,107,739	(21,605)	3,779	199,931	(1,413,855)
Net profit / (loss) for the period	(375,776)						(375,776)
Other comprehensive income / (loss), net of tax	(2,538)				(2,538)
Total comprehensive income / (loss)	(378,314)				(2,538)		(375,776)
Share-based payment (Note 7)	50,307					50,307
Acquisition of treasury shares (Note 9)	(106,099)			(106,099)
Capital increase	2,023	12	2,011
Equity at Sep. 30, 2022	€ 451,552	€ 7,658	€ 2,109,750	€ (127,704)	€ 1,241	€ 250,238	€ (1,789,631)